Disclosure of Operating Segments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Net revenues		$ 8,665		$ 7,586	[1],[2]	$ 6,543	[1],[2]
Adjusted property EBITDA	[3]	3,079		2,611		2,244
Share-based compensation	[4],[5]	(13)		(12)		(15)
Corporate expense		(125)		(120)		(128)
Pre-opening expense		(5)		(7)		(127)
Depreciation and amortization		(655)		(676)	[6],[7]	(611)	[6],[7]
Net foreign exchange (gains)/losses		4		(11)	[6],[7]	1	[6],[7]
Loss on disposal of property and equipment, investment properties and intangible assets		(131)	[8]	(12)	[6],[7]	(12)	[6],[7]
Operating profit		2,154		1,773		1,352
Interest income		20		5		3
Interest expense, net of amounts capitalized		(225)		(153)		(86)
Loss on modification or early retirement of debt		(81)		0		(1)
Profit before income tax		1,868		1,625		1,268
Income tax benefit/(expense)		7		(22)		(44)
Profit for the year		1,875		1,603		1,224
Royalty fees		112		103	[6]	78	[6]
Management fees		27		20		25
Employee benefit expenses		1,238		1,193	[6]	1,121	[6]
Other support services		100		111	[6]	101	[6]
Other expenses		99		66	[6]	95	[6]
Utilities and operating supplies		207		200	[6]	175	[6]
Contract labor and services		151		141	[6]	127	[6]
Advertising and promotions		124		116	[6]	104	[6]
Capital expenditures		532		477		1,151
Total assets		12,058		10,647
Corporate expense [Member]
Disclosure of operating segments [line items]
Share-based compensation	[4]	(1)		(1)		(3)
Royalty fees		106		98		73
Management fees		6		6		6
Employee benefit expenses		7		6		6
Other support services		3		4		7
Other expenses		3		6		36
Pre-opening expense [Member]
Disclosure of operating segments [line items]
Share-based compensation	[4]	0		0		(1)
Management fees		0		1		4
Employee benefit expenses		1		0		80
Other support services		1		3		3
Other expenses		0		1		7
Utilities and operating supplies		2		2		4
Contract labor and services		1		0		14
Advertising and promotions		0		0		15
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenues	[9],[10]	(15)		(15)	[1],[2]	(10)	[1],[2]
The Venetian Macao [Member]
Disclosure of operating segments [line items]
Net revenues		3,474		2,924	[1],[2]	2,831	[1],[2]
Adjusted property EBITDA	[3]	1,378		1,137		1,092
Depreciation and amortization		(146)		(151)		(165)
Capital expenditures		179		152		94
Total assets		3,447		2,669
Sands Cotai Central [Member]
Disclosure of operating segments [line items]
Net revenues		2,153		1,916	[1],[2]	1,924	[1],[2]
Adjusted property EBITDA	[3]	759		633		615
Depreciation and amortization		(274)		(239)		(294)
Capital expenditures		130		84		123
Total assets		4,378		3,972
The Parisian Macao [Member]
Disclosure of operating segments [line items]
Net revenues		1,533		1,395	[1],[2]	401	[1],[2]
Adjusted property EBITDA	[3]	484		412		114
Depreciation and amortization		(163)		(204)		(58)
Capital expenditures		130		204		896
Total assets		2,489		2,531
The Plaza Macao [Member]
Disclosure of operating segments [line items]
Net revenues		719		587	[1],[2]	584	[1],[2]
Adjusted property EBITDA	[3]	262		233		221
Depreciation and amortization		(33)		(36)		(40)
Loss on disposal of property and equipment, investment properties and intangible assets	[8]	(128)
Capital expenditures		63		22		16
Total assets		913		959
Sands Macao [Member]
Disclosure of operating segments [line items]
Net revenues		650		626	[1],[2]	668	[1],[2]
Adjusted property EBITDA	[3]	178		174		171
Depreciation and amortization		(24)		(31)		(39)
Capital expenditures		29		10		18
Total assets		328		288
Ferry and Other Operations [Member]
Disclosure of operating segments [line items]
Net revenues		151		153	[1],[2]	145	[1],[2]
Adjusted property EBITDA	[3]	18		22		31
Depreciation and amortization		(15)		(15)		(15)
Capital expenditures		1		5		$ 4
Total assets		$ 503		$ 228

[1]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.
[2]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.
[3]	Adjusted property EBITDA, which is a non-IFRS financial measure, is profit attributable to equity holders of the Company before share-based compensation, corporate expense, pre-opening expense, depreciation and amortization, net foreign exchange gains/(losses), impairment loss, gain/(loss) on disposal of property and equipment, investment properties and intangible assets, interest, gain/(loss) on modification or early retirement of debt and income tax benefit/(expense). Management utilizes adjusted property EBITDA to compare the operating profitability of its operations with those of its competitors, as well as a basis for determining certain incentive compensation. Gaming companies have historically reported adjusted property EBITDA as a supplemental performance measure to IFRS financial measures. In order to view the operations of their casinos on a more stand-alone basis, gaming companies, including the Group, have historically excluded certain expenses that do not relate to the management of specific casino properties, such as pre-opening expense and corporate expense, from their adjusted property EBITDA calculations. Adjusted property EBITDA should not be interpreted as an alternative to profit or operating profit (as an indicator of operating performance) or to cash flows from operations (as a measure of liquidity), in each case, as determined in accordance with IFRS. The Group has significant uses of cash flow, including capital expenditures, dividend payments, interest payments and debt principal repayments, which are not reflected in adjusted property EBITDA. Not all companies calculate adjusted property EBITDA in the same manner. As a result, adjusted property EBITDA as presented by the Group may not be directly comparable to other similarly titled measures presented by other companies.
[4]	Amount includes share-based compensation of US$1 million and nil, US$1 million and nil, and US$3 million and US$1 million for the years ended December 31, 2018, 2017, and 2016, respectively, related to corporate expense and pre-opening expense, respectively.
[5]	Share-based compensation of US$1 million, nil and US$1 million was capitalized during the years ended December 31, 2018, 2017 and 2016, respectively. For further information related to the Company’s Equity Award Plan and LVS’ 2004 Plan, see Note 30 to the consolidated financial statements.
[6]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.
[7]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.
[8]	The loss for the year ended December 31, 2018 consisted primarily of US$128 million of assets disposed of related to the Four Seasons Tower Suites Macao project.
[9]	Inter-segment revenues are charged at prevailing market rates.
[10]	Inter-segment revenues are charged at prevailing market rates.